Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
December 31, 2025
FBF-Y10-NPRT3-0226
1.9892462.107
Bond Funds - 61.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,753,240	27,091,877
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	309,149	2,343,351
Fidelity Series Corporate Bond Fund (b)	1,069,766	10,141,382
Fidelity Series Emerging Markets Debt Fund (b)	101,469	865,531
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	23,859	227,611
Fidelity Series Floating Rate High Income Fund (b)	16,863	148,397
Fidelity Series Government Bond Index Fund (b)	1,838,627	16,952,142
Fidelity Series High Income Fund (b)	89,823	800,319
Fidelity Series International Developed Markets Bond Index Fund (b)	883,259	7,490,036
Fidelity Series Investment Grade Bond Fund (b)	1,542,691	15,720,019
Fidelity Series Investment Grade Securitized Fund (b)	1,052,704	9,611,185
Fidelity Series Long-Term Treasury Bond Index Fund (b)	783,449	4,222,789
Fidelity Series Real Estate Income Fund (b)	15,062	152,272
TOTAL BOND FUNDS (Cost $99,376,725)		95,766,911

Domestic Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	245,592	5,643,706
Fidelity Series Commodity Strategy Fund (b)	19,760	1,911,825
Fidelity Series Large Cap Growth Index Fund (b)	121,142	3,612,452
Fidelity Series Large Cap Stock Fund (b)	128,436	3,429,236
Fidelity Series Large Cap Value Index Fund (b)	374,251	6,822,598
Fidelity Series Small Cap Core Fund (b)	107,120	1,448,260
Fidelity Series Small Cap Opportunities Fund (b)	43,219	701,008
Fidelity Series Value Discovery Fund (b)	142,974	2,434,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,091,832)		26,003,936

International Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	109,159	2,155,890
Fidelity Series Emerging Markets Fund (b)	117,696	1,381,756
Fidelity Series Emerging Markets Opportunities Fund (b)	227,498	5,607,821
Fidelity Series International Growth Fund (b)	163,005	3,115,018
Fidelity Series International Index Fund (b)	76,504	1,155,979
Fidelity Series International Small Cap Fund (b)	101,983	1,824,476
Fidelity Series International Value Fund (b)	202,529	3,159,452
Fidelity Series Overseas Fund (b)	208,766	3,116,880
Fidelity Series Select International Small Cap Fund (b)	9,121	126,052
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,027,198)		21,643,324

Short-Term Funds - 6.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	212,730	2,142,191
Fidelity Series Treasury Bill Index Fund (b)	805,549	8,023,270
TOTAL SHORT-TERM FUNDS (Cost $10,138,178)		10,165,461

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	20,000	19,974
US Treasury Bills 0% 1/22/2026 (d)	3.83	170,000	169,664
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	90,000	89,762
US Treasury Bills 0% 2/26/2026 (d)	3.78	90,000	89,507
US Treasury Bills 0% 3/19/2026 (d)	3.56	30,000	29,777
US Treasury Bills 0% 3/5/2026 (d)	3.65	20,000	19,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,454)			418,562

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	132,157	132,183
Fidelity Series Government Money Market Fund (b)(f)	3.84	2,468,493	2,468,493
TOTAL MONEY MARKET FUNDS (Cost $2,600,676)			2,600,676

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $147,653,063)	156,598,870
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,919
NET ASSETS - 100.0%	156,604,789

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2	3/2026	290,210	1,307

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	61	3/2026	7,000,703	(39,939)
CBOT US Treasury Long Bond Contracts (United States)	10	3/2026	1,152,188	(13,919)

TOTAL INTEREST RATE CONTRACTS				(53,858)

TOTAL LONG				(52,551)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	5	3/2026	624,500	12,492
CME E-Mini S&P 500 Index Contracts (United States)	8	3/2026	2,757,000	(684)
ICE MSCI Emerging Markets Index Contracts (United States)	2	3/2026	141,140	25

TOTAL SHORT				11,833

TOTAL FUTURES CONTRACTS				(40,718)
The notional amount of long futures as a percentage of Net Assets is 5.4%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $418,562.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	394,669	1,943,806	2,206,296	8,375	4	-	132,183	132,157	0.0%
Total	394,669	1,943,806	2,206,296	8,375	4	-	132,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,649,409	5,812,507	3,044,860	1,046,581	(5,351)	(319,828)	27,091,877	2,753,240
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,917,313	299,844	819,006	109,725	(168,017)	113,217	2,343,351	309,149
Fidelity Series Blue Chip Growth Fund	5,083,276	812,311	1,753,980	210,523	21,702	1,480,397	5,643,706	245,592
Fidelity Series Canada Fund	1,237,637	853,917	245,588	44,515	560	309,364	2,155,890	109,159
Fidelity Series Commodity Strategy Fund	307,762	1,627,251	43,186	16,855	1,217	18,781	1,911,825	19,760
Fidelity Series Corporate Bond Fund	10,628,404	1,380,932	2,048,724	380,948	(87,507)	268,277	10,141,382	1,069,766
Fidelity Series Emerging Markets Debt Fund	824,089	100,625	116,257	39,592	(1,394)	58,468	865,531	101,469
Fidelity Series Emerging Markets Debt Local Currency Fund	230,881	30,702	50,560	15,166	(1,169)	17,757	227,611	23,859
Fidelity Series Emerging Markets Fund	1,456,809	141,634	589,118	35,004	83,088	289,343	1,381,756	117,696
Fidelity Series Emerging Markets Opportunities Fund	5,830,766	557,747	2,293,607	147,182	302,432	1,210,483	5,607,821	227,498
Fidelity Series Floating Rate High Income Fund	150,178	20,096	21,138	8,997	(213)	(526)	148,397	16,863
Fidelity Series Government Bond Index Fund	17,226,202	2,699,319	3,037,990	495,160	(151,106)	215,717	16,952,142	1,838,627
Fidelity Series Government Money Market Fund	2,684,951	501,560	718,018	88,123	-	-	2,468,493	2,468,493
Fidelity Series High Income Fund	778,184	104,198	114,144	44,275	(1,287)	33,368	800,319	89,823
Fidelity Series International Developed Markets Bond Index Fund	7,504,810	1,009,791	911,112	297,864	(20,825)	(92,628)	7,490,036	883,259
Fidelity Series International Growth Fund	2,804,595	687,207	599,569	245,732	21,195	201,590	3,115,018	163,005
Fidelity Series International Index Fund	1,100,479	136,196	272,960	39,359	17,546	174,718	1,155,979	76,504
Fidelity Series International Small Cap Fund	2,073,178	290,834	716,478	253,729	84,604	92,338	1,824,476	101,983
Fidelity Series International Value Fund	3,086,290	592,599	967,988	317,243	94,109	354,442	3,159,452	202,529
Fidelity Series Investment Grade Bond Fund	16,351,395	2,149,876	2,979,070	529,951	(122,466)	320,284	15,720,019	1,542,691
Fidelity Series Investment Grade Securitized Fund	10,283,617	1,192,699	2,046,747	348,493	(61,582)	243,198	9,611,185	1,052,704
Fidelity Series Large Cap Growth Index Fund	3,222,659	436,188	930,809	35,333	20,240	864,174	3,612,452	121,142
Fidelity Series Large Cap Stock Fund	2,965,129	752,145	825,569	319,771	14,930	522,601	3,429,236	128,436
Fidelity Series Large Cap Value Index Fund	6,246,457	1,265,392	1,274,243	234,733	(9,981)	594,973	6,822,598	374,251
Fidelity Series Long-Term Treasury Bond Index Fund	5,199,605	667,574	1,535,848	143,228	(320,229)	211,687	4,222,789	783,449
Fidelity Series Overseas Fund	2,890,785	625,689	532,275	258,409	13,353	119,328	3,116,880	208,766
Fidelity Series Real Estate Income Fund	152,840	18,624	21,138	7,544	41	1,905	152,272	15,062
Fidelity Series Select International Small Cap Fund	27,867	95,790	18,291	3,712	1,265	19,421	126,052	9,121
Fidelity Series Short-Term Credit Fund	2,222,574	265,664	352,322	79,154	3	6,272	2,142,191	212,730
Fidelity Series Small Cap Core Fund	1,449,939	113,424	428,356	12,026	(12,787)	326,040	1,448,260	107,120
Fidelity Series Small Cap Opportunities Fund	648,065	78,453	151,551	31,053	(3,889)	129,930	701,008	43,219
Fidelity Series Treasury Bill Index Fund	7,799,177	1,724,616	1,509,213	247,912	(1,540)	10,230	8,023,270	805,549
Fidelity Series Value Discovery Fund	2,271,568	499,078	523,297	137,429	610	186,892	2,434,851	142,974
	152,306,890	27,544,482	31,493,012	6,225,321	(292,448)	7,982,213	156,048,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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